Disclosure of detailed information about tax pools available (Details)	Dec. 31, 2018 CAD ($)
Canadian resource pools [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 9,118,585
Non-capital losses [Member]
Statements [Line Items]
Unused tax losses for which no deferred tax asset recognised	17,560,841
Other [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	336,763
Canadian federal investment tax credit losses [Member]
Statements [Line Items]
Unused tax credits for which no deferred tax asset recognised	663,144
2025 [Member] | Canadian resource pools [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0
2025 [Member] | Non-capital losses [Member]
Statements [Line Items]
Unused tax losses for which no deferred tax asset recognised	0
2025 [Member] | Other [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0
2025 [Member] | Canadian federal investment tax credit losses [Member]
Statements [Line Items]
Unused tax credits for which no deferred tax asset recognised	25,187
2026 [Member] | Canadian resource pools [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0
2026 [Member] | Non-capital losses [Member]
Statements [Line Items]
Unused tax losses for which no deferred tax asset recognised	1,664,306
2026 [Member] | Other [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0
2026 [Member] | Canadian federal investment tax credit losses [Member]
Statements [Line Items]
Unused tax credits for which no deferred tax asset recognised	92,277
2027 [Member] | Canadian resource pools [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0
2027 [Member] | Non-capital losses [Member]
Statements [Line Items]
Unused tax losses for which no deferred tax asset recognised	3,323,364
2027 [Member] | Other [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0
2027 [Member] | Canadian federal investment tax credit losses [Member]
Statements [Line Items]
Unused tax credits for which no deferred tax asset recognised	58,467
2028 [Member] | Canadian resource pools [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0
2028 [Member] | Non-capital losses [Member]
Statements [Line Items]
Unused tax losses for which no deferred tax asset recognised	2,559,941
2028 [Member] | Other [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0
2028 [Member] | Canadian federal investment tax credit losses [Member]
Statements [Line Items]
Unused tax credits for which no deferred tax asset recognised	237,882
2029 [Member] | Canadian resource pools [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0
2029 [Member] | Non-capital losses [Member]
Statements [Line Items]
Unused tax losses for which no deferred tax asset recognised	2,621,029
2029 [Member] | Other [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0
2029 [Member] | Canadian federal investment tax credit losses [Member]
Statements [Line Items]
Unused tax credits for which no deferred tax asset recognised	249,331
2030 [Member] | Canadian resource pools [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0
2030 [Member] | Non-capital losses [Member]
Statements [Line Items]
Unused tax losses for which no deferred tax asset recognised	2,388,895
2030 [Member] | Other [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0
2030 [Member] | Canadian federal investment tax credit losses [Member]
Statements [Line Items]
Unused tax credits for which no deferred tax asset recognised	0
2031 [Member] | Canadian resource pools [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0
2031 [Member] | Non-capital losses [Member]
Statements [Line Items]
Unused tax losses for which no deferred tax asset recognised	1,392,745
2031 [Member] | Other [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0
2031 [Member] | Canadian federal investment tax credit losses [Member]
Statements [Line Items]
Unused tax credits for which no deferred tax asset recognised	0
2032 [Member] | Canadian resource pools [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0
2032 [Member] | Non-capital losses [Member]
Statements [Line Items]
Unused tax losses for which no deferred tax asset recognised	818,329
2032 [Member] | Other [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0
2032 [Member] | Canadian federal investment tax credit losses [Member]
Statements [Line Items]
Unused tax credits for which no deferred tax asset recognised	0
2033 [Member] | Canadian resource pools [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0
2033 [Member] | Non-capital losses [Member]
Statements [Line Items]
Unused tax losses for which no deferred tax asset recognised	202,411
2033 [Member] | Other [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0
2033 [Member] | Canadian federal investment tax credit losses [Member]
Statements [Line Items]
Unused tax credits for which no deferred tax asset recognised	0
2034 [Member] | Canadian resource pools [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0
2034 [Member] | Non-capital losses [Member]
Statements [Line Items]
Unused tax losses for which no deferred tax asset recognised	266,149
2034 [Member] | Other [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0
2034 [Member] | Canadian federal investment tax credit losses [Member]
Statements [Line Items]
Unused tax credits for which no deferred tax asset recognised	0
2035 [Member] | Canadian resource pools [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0
2035 [Member] | Non-capital losses [Member]
Statements [Line Items]
Unused tax losses for which no deferred tax asset recognised	173,814
2035 [Member] | Other [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0
2035 [Member] | Canadian federal investment tax credit losses [Member]
Statements [Line Items]
Unused tax credits for which no deferred tax asset recognised	0
2036 [Member] | Canadian resource pools [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0
2036 [Member] | Non-capital losses [Member]
Statements [Line Items]
Unused tax losses for which no deferred tax asset recognised	152,243
2036 [Member] | Other [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0
2036 [Member] | Canadian federal investment tax credit losses [Member]
Statements [Line Items]
Unused tax credits for which no deferred tax asset recognised	0
2037 [Member] | Canadian resource pools [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0
2037 [Member] | Non-capital losses [Member]
Statements [Line Items]
Unused tax losses for which no deferred tax asset recognised	307,139
2037 [Member] | Other [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0
2037 [Member] | Canadian federal investment tax credit losses [Member]
Statements [Line Items]
Unused tax credits for which no deferred tax asset recognised	0
2038 [Member] | Canadian resource pools [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0
2038 [Member] | Non-capital losses [Member]
Statements [Line Items]
Unused tax losses for which no deferred tax asset recognised	1,693,154
2038 [Member] | Other [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0
2038 [Member] | Canadian federal investment tax credit losses [Member]
Statements [Line Items]
Unused tax credits for which no deferred tax asset recognised	0
No expiry [Member] | Canadian resource pools [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	9,118,585
No expiry [Member] | Non-capital losses [Member]
Statements [Line Items]
Unused tax losses for which no deferred tax asset recognised	0
No expiry [Member] | Other [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	336,763
No expiry [Member] | Canadian federal investment tax credit losses [Member]
Statements [Line Items]
Unused tax credits for which no deferred tax asset recognised	$ 0